Matthews Japan Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.3%

	Shares	Value
INDUSTRIALS: 19.6%
Professional Services: 7.1%
TechnoPro Holdings, Inc.	928,500	$55,406,427
Nihon M&A Center, Inc.	1,755,100	49,646,276
Recruit Holdings Co., Ltd.	1,198,000	36,603,097
Persol Holdings Co., Ltd.	1,583,600	30,099,270

		171,755,070

Building Products: 6.1%
Daikin Industries, Ltd.	498,300	65,720,362
Aica Kogyo Co., Ltd.	1,464,900	43,383,308
Sanwa Holdings Corp.	3,350,600	37,649,423

		146,753,093

Machinery: 2.2%
SMC Corp.	87,800	37,738,913
MISUMI Group, Inc.	628,300	14,883,403

		52,622,316

Electrical Equipment: 2.2%
Nidec Corp.	385,500	52,204,990

Construction & Engineering: 2.0%
Kyowa Exeo Corp.	2,040,200	49,722,725

Total Industrials		473,058,194

INFORMATION TECHNOLOGY: 19.2%
Electronic Equipment, Instruments & Components: 7.0%
Keyence Corp.	145,000	90,256,135
Murata Manufacturing Co., Ltd.	854,600	41,420,354
Shimadzu Corp.	1,482,500	37,695,742

		169,372,231

IT Services: 7.0%
NET One Systems Co., Ltd.	2,446,200	66,362,011
ITOCHU Techno-Solutions Corp.	2,355,400	62,563,995
Otsuka Corp.	997,500	39,921,488

		168,847,494

Semiconductors & Semiconductor Equipment: 3.5%
Lasertec Corp.	666,200	42,100,134
Rohm Co., Ltd.	340,000	26,214,704
Disco Corp.	86,200	16,478,569

		84,793,407

Software: 1.7%
Infomart Corp.	2,533,400	39,658,636

Total Information Technology		462,671,768

CONSUMER DISCRETIONARY: 15.2%
Household Durables: 3.2%
Sony Corp.	1,324,000	78,259,211

Specialty Retail: 3.1%
Nitori Holdings Co., Ltd.	516,500	75,796,182

Auto Components: 2.4%
Denso Corp.	734,300	32,446,815

	Shares	Value
Nifco, Inc.	1,034,600	$24,862,203

		57,309,018

Distributors: 2.2%
PALTAC Corp.	1,068,200	52,483,789

Multiline Retail: 2.1%
Seria Co., Ltd.	1,504,700	36,615,198
Ryohin Keikaku Co., Ltd.	741,000	13,891,266

		50,506,464

Hotels, Restaurants & Leisure: 1.1%
Kyoritsu Maintenance Co., Ltd.	590,100	25,353,896

Internet & Direct Marketing Retail: 0.6%
Mercari, Inc.[b]	614,600	15,334,444

Leisure Products: 0.5%
Bandai Namco Holdings, Inc.	198,500	12,377,981

Total Consumer Discretionary		367,420,985

HEALTH CARE: 12.9%
Health Care Equipment & Supplies: 6.6%
Terumo Corp.	2,098,300	67,897,259
Asahi Intecc Co., Ltd.	2,230,400	58,845,938
Nakanishi, Inc.	1,191,000	18,823,345
Sysmex Corp.	206,000	13,839,547

		159,406,089

Pharmaceuticals: 2.6%
Shionogi & Co., Ltd.	725,000	40,420,953
Eisai Co., Ltd.	458,900	23,443,843

		63,864,796

Biotechnology: 2.1%
PeptiDream, Inc.[b]	1,042,100	49,811,578

Health Care Technology: 1.6%
M3, Inc.	1,560,800	37,771,147

Total Health Care		310,853,610

CONSUMER STAPLES: 9.9%
Personal Products: 5.1%
Kao Corp.	957,100	70,994,748
Kose Corp.	296,300	50,308,507

		121,303,255

Household Products: 1.9%
Pigeon Corp.	1,107,700	45,866,403

Food Products: 1.7%
Ariake Japan Co., Ltd.	532,800	41,676,772

Food & Staples Retailing: 1.2%
San-A Co., Ltd.	658,700	29,108,385

Total Consumer Staples		237,954,815

matthewsasia.com | 800.789.ASIA	1

Matthews Japan Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
COMMUNICATION SERVICES: 8.3%
Diversified Telecommunication Services: 3.9%
Nippon Telegraph & Telephone Corp.	1,956,000	$93,582,302

Interactive Media & Services: 1.6%
Yahoo Japan Corp.	13,680,100	38,542,106

Wireless Telecommunication Services: 1.5%
SoftBank Group Corp.	888,100	35,044,805

Entertainment: 1.3%
Nintendo Co., Ltd.	86,100	32,071,939

Total Communication Services		199,241,152

FINANCIALS: 7.6%
Insurance: 4.8%
Tokio Marine Holdings, Inc.	2,150,800	115,384,297

Banks: 1.5%
Mitsubishi UFJ Financial Group, Inc.	6,998,200	35,640,867

Capital Markets: 1.3%
SBI Holdings, Inc.	1,529,500	32,908,047

Total Financials		183,933,211

	Shares	Value
REAL ESTATE: 2.6%
Real Estate Management & Development: 2.6%
Relo Group, Inc.	2,538,000	$62,521,115

Total Real Estate		62,521,115

TOTAL INVESTMENTS: 95.3%		2,297,654,850
(Cost $2,039,196,359)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.7%		114,405,346

NET ASSETS: 100.0%		$2,412,060,196

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS